Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax (expense)/benefit on unrealized gains (losses) related to available-for-sale securities	$ (0.3)	$ 0.2
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	0.2	(0.1)	(0.2)	(0.7)
Income tax (expense)/benefit on unrealized gains (losses) related to derivative activity	(0.1)	7.0
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	(0.3)	(3.1)	(9.5)	(2.3)	0.5
Income tax (expense)/benefit on reclassification of earnings related to pension and postretirement activity				0.3
Successor [Member]
Income tax (expense)/benefit on unrealized gains (losses) related to available-for-sale securities			0.2	0.6	(0.2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax			(0.2)	(0.7)
Income tax (expense)/benefit on unrealized gains (losses) related to derivative activity			10.3	(10.6)	1.4
Income tax (expense)/benefit on reclassification of earnings related to derivative activity			(9.5)	(2.3)	0.4
Income tax (expense)/benefit on net loss related to pension and postretirement activity			8.3	(2.7)	1.0
Income tax (expense)/benefit on reclassification of earnings related to pension and postretirement activity				$ 0.3